THE ADVISORS’ INNER CIRCLE FUND II	CULLEN

ENHANCED EQUITY INCOME ETF

JUNE 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.1%

	Shares	Value

Communication Services — 10.0%

BCE	6,792	$219,857

Comcast, Cl A	6,400	250,624

Verizon Communications	8,366	345,014

		815,495

Consumer Discretionary — 0.9%

Genuine Parts	546	75,523

Consumer Staples — 14.7%

Altria Group	4,397	200,284

Conagra Brands	9,386	266,750

Kellanova	3,950	227,836

Kenvue	12,829	233,231

Philip Morris International	2,624	265,890

		1,193,991

Energy — 11.3%

Chevron	1,898	296,885

EOG Resources	2,795	351,807

Exxon Mobil	2,301	264,891

		913,583

Financials — 12.9%

Bank of America	6,000	238,620

JPMorgan Chase	858	173,539

Morgan Stanley	2,367	230,049

Travelers	741	150,675

Truist Financial	6,584	255,788

		1,048,671

Health Care — 13.6%

Baxter International	7,267	243,081

Bristol-Myers Squibb	6,900	286,557

Medtronic PLC	3,848	302,876

Novartis ADR	2,557	272,218

		1,104,732

Industrials — 9.2%

3M	2,470	252,409

General Dynamics	598	173,504

Johnson Controls International PLC	2,466	163,915

United Parcel Service, Cl B	1,174	160,662

		750,490

Information Technology — 6.2%

Cisco Systems	6,698	318,222

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN

ENHANCED EQUITY INCOME ETF

JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Information Technology — continued

International Business Machines	1,078	$186,440

		504,662

Materials — 4.2%

Dow	3,601	191,033

Rio Tinto PLC ADR	2,305	151,969

		343,002

Real Estate — 7.2%

Healthpeak Properties ‡	14,310	280,476

VICI Properties, Cl A ‡	10,536	301,751

		582,227

Utilities — 7.9%

Duke Energy	3,289	329,656

PPL	11,286	312,058

		641,714

Total Common Stock

(Cost $8,164,279)		7,974,090

Total Investments - 98.1%

(Cost $8,164,279)		$7,974,090

Written Options — 0.0%

Total Written Options

(Premiums Received $7,494)		$(1,472)

A list of the exchange traded option contracts held by the Fund at June 30, 2024 is as follows:

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

WRITTEN OPTIONS — 0.0%

Call Options

Morgan Stanley	(23)	$(223,537)	$103	07/19/24	$(1,472)

Novartis AG	(26)	(276,796)	110	07/19/24	–

Truist Financial Corp	(65)	(252,525)	39.5	07/19/24	–

Total Written Options		$(752,858)			$(1,472)

Percentages are based on Net Assets of $8,126,682.

THE ADVISORS’ INNER CIRCLE FUND II	CULLEN

ENHANCED EQUITY INCOME ETF

JUNE 30, 2024 (Unaudited)

‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

CUL-QH-001-0100